Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500 as of December 31, 2025 and 2024.

	As of December 31,
(In thousands)	2025	2024
Net Assets available for benefits per the Statements of Net Assets Available for Benefits	$15,236,346	$14,349,695

Difference between contract value and fair value on fully benefit-responsive contracts (a)	(97,742)	(209,715)
Net Assets available for benefits per the Form 5500	$15,138,604	$14,139,980

(a)Fully benefit-responsive contracts are required to be carried at contract value in the Statements of Net Assets Available for Benefits.